Oct. 31, 2018

NUVEEN NWQ MULTI-CAP VALUE FUND

SUPPLEMENT DATED AUGUST 5, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

Class R3 shares of Nuveen NWQ Multi-Cap Value Fund are no longer being offered for sale. Any references to Nuveen NWQ Multi-Cap Value Fund Class R3 shares in this prospectus are deleted.